JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2019
Judicial Deposits [Abstract]
JUDICIAL DEPOSITS
12.	JUDICIAL DEPOSITS
In some situations the Company makes, as ordered by courts or even at its own discretion to provide guarantees, judicial deposits to ensure the continuity of ongoing lawsuits. These judicial deposits can be required for lawsuits with a likelihood of loss, as assessed by the Company based on the opinion of its legal counselors, as probable, possible, or remote. The Company recognizes in current assets the expected amount to be redeemed from judicial deposits or to offset judicial deposits against the provision for contingencies in the next fiscal year.
As set forth by relevant legislation, judicial deposits are adjusted for monetary correction
.

	2019	2018
Civil	5,027,848	5,849,978
Tax	2,301,986	2,337,508
Labor	883,125	1,197,144
Subtotal:	8,212,959	9,384,630
Estimated loss (i)	(47,112)	(649,910)
Total	8,165,847	8,734,720
Current	1,514,464	1,715,934
Non-current	6,651,383	7,018,786

(i)	This amount represents the estimated loss of balances of judicial deposits, which are in the process of reconciliation with the obtained statements.